UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03495

Deutsche Money Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of March 31, 2016 (Unaudited)

NY Tax Free Money Fund

	Principal Amount ($)	Value ($)
Municipal Investments 67.1%
New York
Nassau, NY, Health Care Corp. Revenue, 0.38% *, 8/1/2029, LOC: TD Bank NA	970,000	970,000
New York, Metropolitan Transportation Authority Revenue, Series E-1, 0.36% *, 11/15/2050, LOC: U.S. Bank NA	500,000	500,000
New York, State Dormitory Authority Revenue, State Supported Debt, City University Consolidated, Series C, 0.39% *, 7/1/2031, LOC: Bank of America NA	600,000	600,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Royal Charter Properties-East, Inc., Series A, 0.37% *, 11/15/2036, LIQ: Fannie Mae	835,000	835,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project:
Series A-3, 0.38% *, 5/1/2039, LOC: Mizuho Corporate Bank	680,000	680,000
Series A-1, AMT, 0.41% *, 6/1/2036, LOC: Scotiabank	1,500,000	1,500,000
Series A-3, AMT, 0.43% *, 6/1/2036, LOC: Scotiabank	750,000	750,000
New York, State Housing Finance Agency Revenue, Riverside Center 2 Housing, Series A-3, 0.4% *, 11/1/2046, LOC: Bank of America NA	300,000	300,000
New York, State Housing Finance Agency Revenue, 205 E 92nd Street Housing, Series A, 0.39% *, 11/1/2047, LOC: Wells Fargo Bank NA	1,500,000	1,500,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series A, 0.38% *, 5/1/2048, LOC: Bank of China	900,000	900,000
New York, State Housing Finance Agency Revenue, 625 West 57th Street, Series 2015-A-2, 0.35% *, 5/1/2049, LOC: Bank of New York Mellon	1,500,000	1,500,000
New York, State Housing Finance Agency Revenue, Manhattan West Residential Housing, Series A, 0.5% *, 11/1/2049, LOC: Bank of China	750,000	750,000
New York, State Housing Finance Agency, 100 Maiden Lane Properties LLC, Series A, 0.31% *, 5/15/2037, LIQ: Fannie Mae	1,650,000	1,650,000
New York, State Housing Finance Agency, Historic Front Street, Series A, 0.38% *, 11/1/2036, LOC: Landesbank Hessen-Thuringen	1,000,000	1,000,000
New York, State Housing Finance Agency, Liberty Street Realty LLC, Series A, 0.4% *, 5/1/2035, LOC: Freddie Mac	400,000	400,000
New York, State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A-1, 5.0%, 4/1/2016	250,000	250,000
New York City, NY, Health & Hospital Corp., Health Systems, Series C, 0.38% *, 2/15/2031, LOC: TD Bank NA	500,000	500,000
New York City, NY, Housing Development Corp., 1090 Franklin Avenue Associates LLC, Series A, AMT, 0.43% *, 12/1/2037, LOC: Citibank NA	1,320,000	1,320,000
New York City, NY, Housing Development Corp., La Fontaine Owners LLC, Series A, AMT, 0.43% *, 6/1/2037, LOC: Citibank NA	425,000	425,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, 201 Pearl Street Development, Series A, 0.49% *, 10/15/2041, LIQ: Fannie Mae	1,000,000	1,000,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, The Plaza Residences LP, Series A, AMT, 0.43% *, 7/1/2039, LOC: Citibank NA	500,000	500,000
New York City, NY, Housing Development Corp., White Plains Apartments, Series A, AMT, 0.43% *, 3/1/2038, LOC: Freddie Mac	500,000	500,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series A, 0.36% *, 6/15/2032, SPA: State Street Bank & Trust Co.	205,000	205,000
Series B, 0.36% *, 6/15/2032, SPA: State Street Bank & Trust Co.	305,000	305,000
Series B-3, 0.36% *, 6/15/2045, SPA: State Street Bank & Trust Co.	180,000	180,000
Series B-2, 0.41% *, 6/15/2024, SPA: Royal Bank of Canada	1,200,000	1,200,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 0.55% *, 11/15/2022, SPA: JPMorgan Chase Bank NA	200,000	200,000
New York City, NY, Transitional Finance Authority Revenue, New York City Recovery, Series 1, 0.38% *, 11/1/2022, SPA: Landesbank Hessen-Thuringen	100,000	100,000
New York, NY, General Obligation:
Series H-2, 0.35% *, 3/1/2034, LOC: California Public Employees Retirement System	500,000	500,000
Series I, 0.37% *, 4/1/2036, LOC: Bank of New York Mellon	700,000	700,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $21,720,000) †	67.1	21,720,000
Other Assets and Liabilities, Net	32.9	10,669,764
Net Assets	100.0	32,389,764

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of March 31, 2016.
†	The cost for federal income tax purposes was $21,720,000.

AMT: Subject to alternative minimum tax.
LIQ: Liquidity Facility
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$21,720,000	$—	$21,720,0000
Total	$—	$21,720,000	$—	$21,720,0000

There have been no transfers between fair value measurement levels during the period ended March 31, 2016. (a) See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	NY Tax Free Money Fund, a series of Deutsche Money Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2016